Supplement to the currently effective Statements of Additional Information ("SAIs") of the funds/portfolios noted below:


DWS Alternative Asset Allocation Plus Fund   DWS International Value Opportunities Fund   DWS U.S. Bond Index Fund
DWS Balanced Fund                            DWS Investments VIT Funds                    DWS Value Builder Fund
DWS California Tax-Free Income Fund              DWS Equity 500 Index VIP                 DWS Variable Series I
DWS Climate Change Fund                          DWS RREEF Real Estate Securities VIP         DWS Bond VIP
DWS Commodity Securities Fund                    DWS Small Cap Index VIP                      DWS Capital Growth VIP
DWS Communications Fund                      DWS Japan Equity Fund                            DWS Global Opportunities VIP
DWS Core Fixed Income Fund                   DWS Large Cap Value Fund                         DWS Growth & Income VIP
DWS Core Plus Allocation Fund                DWS Large Company Growth Fund                    DWS Health Care VIP
DWS Core Plus Income Fund                    DWS Latin America Equity Fund                    DWS International VIP
DWS Disciplined Long/Short Growth Fund       DWS LifeCompass Income Fund                  DWS Variable Series II
DWS Disciplined Long/Short Value Fund        DWS LifeCompass Protect Fund                     DWS Balanced VIP
DWS Disciplined Market Neutral Fund          DWS LifeCompass Retirement Fund                  DWS Blue Chip VIP
DWS Dreman Concentrated Value Fund           DWS LifeCompass 2015 Fund                        DWS Conservative Allocation VIP
DWS Dreman High Return Equity Fund           DWS LifeCompass 2020 Fund                        DWS Core Fixed Income VIP
DWS Dreman Mid Cap Value Fund                DWS LifeCompass 2030 Fund                        DWS Davis Venture Value VIP
DWS Dreman Small Cap Value Fund              DWS LifeCompass 2040 Fund                        DWS Dreman High Return Equity VIP
DWS EAFE(R) Equity Index Fund                DWS Lifecycle Long Range Fund                    DWS Dreman Small Mid Cap Value VIP
DWS Emerging Markets Equity Fund             DWS Managed Municipal Bond Fund                  DWS Global Thematic VIP
DWS Emerging Markets Fixed Income Fund       DWS Massachusetts Tax-Free Fund                  DWS Government & Agency Securities VIP
DWS Enhanced S&P 500 Index Fund              DWS New York Tax-Free Income Fund                DWS Growth Allocation VIP
DWS Equity 500 Index Fund                    DWS RREEF Global Real Estate Securities Fund     DWS High Income VIP
DWS Equity Income Fund                       DWS RREEF Real Estate Securities Fund            DWS International Select Equity VIP
DWS Equity Partners Fund                     DWS Short Duration Fund                          DWS Janus Growth & Income VIP
DWS Europe Equity Fund                       DWS Short-Term Municipal Bond Fund               DWS Large Cap Value VIP
DWS Floating Rate Plus Fund                  DWS Small Cap Value Fund                         DWS Mid Cap Growth VIP
DWS Global Bond Fund                         DWS S&P 500 Index Fund                           DWS Moderate Allocation VIP
DWS Global Opportunities Fund                DWS Target 2008 Fund                             DWS Small Cap Growth VIP
DWS Global Thematic Fund                     DWS Target 2010 Fund                             DWS Strategic Income VIP
DWS Gold & Precious Metals Fund              DWS Target 2011 Fund                             DWS Technology VIP
DWS Health Care Fund                         DWS Target 2012 Fund                             DWS Turner Mid Cap Growth VIP
DWS High Income Plus Fund                    DWS Target 2013 Fund
DWS High Yield Tax Free Fund                 DWS Target 2014 Fund
DWS Intermediate Tax/AMT Free Fund           DWS Technology Fund
DWS International Fund
DWS International Select Equity Fund

The information below replaces the disclosure - applicable to portfolio managers who are employees of Deutsche Investment Management Americas Inc. (the "Advisor") and its affiliates - in the "Compensation of Portfolio Managers"
section in the currently effective SAIs of the listed funds/portfolios.

Portfolio managers are eligible for total compensation comprised of base salary and discretionary incentive compensation.

Base Salary - Base salary generally represents a smaller percentage of portfolio managers' total compensation than discretionary incentive compensation. Base salary is linked to job function, responsibilities and financial services industry peer comparison through the use of extensive market data surveys.

Discretionary Incentive Compensation - Generally, discretionary incentive compensation comprises a greater proportion of total compensation as a portfolio manager's seniority and compensation levels increase. Discretionary incentive compensation is determined based on an analysis of a number of factors, including among other things, the performance of Deutsche Bank, the performance of the Asset Management division, and the employee's individual contribution. In evaluating individual contribution, management will consider a combination of quantitative and qualitative factors. A portion of the portfolio manager's discretionary incentive compensation may be delivered in long-term equity programs (usually in the form or Deutsche Bank equity) (the "Equity Plan"). Top performing portfolio managers may earn discretionary incentive compensation that is a multiple of their base salary.

o The quantitative analysis of a portfolio manager's individual performance is based on, among other factors, performance of all of the accounts managed by the portfolio manager (which includes the fund and any other accounts managed by the portfolio manager) over a one-, three-, and five-year period relative to the appropriate Morningstar and Lipper peer group universes and/or benchmark index(es) with respect to each account. Additionally, the portfolio manager's retail/institutional asset mix is weighted, as appropriate for evaluation purposes. Generally the benchmark index used is a benchmark index set forth in the fund's prospectus to which the fund's performance is compared. Additional or different appropriate peer group or benchmark indices may also be used. Primary weight is given to pre-tax portfolio performance over three-year and five-year time periods (adjusted as appropriate if the portfolio manager has served for less than five years) with lesser consideration given to portfolio performance over a one-year period. The increase or decrease in a fund's assets due to the purchase or sale of fund shares is not considered a material factor.

o The qualitative analysis of a portfolio manager's individual performance is based on, among other things, the results of an annual management and internal peer review process, and management's assessment of overall portfolio manager contributions to investor relations, the investment process and overall performance (distinct from fund and other account performance). Other factors, including contributions made to the investment team, as well as adherence to Compliance Policies and Procedures, Risk Management procedures, the firm's Code of Ethics and "living the values" of the Advisor are also factors.

The quantitative analysis of a portfolio manager's performance is given more weight in determining discretionary incentive compensation that the qualitative portion.

Certain portfolio managers may also participate in the Equity Plan. The amount of equity awarded under the long-term equity programs is generally based on the individual's total compensation package and may comprise from 0% to 30% of the total compensation award. As discretionary incentive compensation increases, the percentage of compensation awarded in Deutsche Bank equity also increases. Portfolio managers may receive a portion of their equity compensation in the form of shares in the proprietary mutual funds that they manage or support.



               Please Retain This Supplement for Future Reference



February 1, 2008



                                       2